Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expenses [Line Items]
Domestic (Israel)	$ 115	$ 58	$ 45
Foreign	43	38	67
Income tax expenses	158	96	112
Domestic (Israel)	48	44	252
Total	163	122	293
Current:
Total	158	96	112
Domestic
Foreign
Total
USA [Member]
Schedule of Income Tax Expenses [Line Items]
Foreign	47	19	4
Japan [Member]
Schedule of Income Tax Expenses [Line Items]
Foreign	62	52	30
Other Countries [Member]
Schedule of Income Tax Expenses [Line Items]
Foreign	$ 6	$ 7	$ 7